Short-term borrowings (Tables)	12 Months Ended
Dec. 31, 2022
Convertible promissory notes [Abstract]
Schedule of short-term borrowings
(In thousands)	December 31, 2021	December 31, 2022
Current
Bank borrowings(i)	3,177	2,842
Other borrowings(ii)	—	34
Total	3,177	2,876

(i)	The Group’s short-term bank borrowings are primarily used for working capital and business development purposes and bear interest rate of 4.00% ~ 5.55% (2021: 1.60% ~ 5.22%) per annum, with a weighted average interest rate of 4.86% (2021: 3.67%) per annum.

(ii)	In March 2022, the Company entered into an eleven-month financing agreement with an independent third-party finance lease company amounting to US$194 thousand with equivalent equipment of the Group pledged. The interest rate is 5.6% per annum.